MERIDIAN FUND, INC.®
MERIDIAN GROWTH FUND®
CLASS A SHARES: MRAGX; CLASS C SHARES: MRCGX; INVESTOR CLASS SHARES: MRIGX
MERIDIAN CONTRARIAN FUND
CLASS A SHARES: MFCAX; CLASS C SHARES: MFCCX; INVESTOR CLASS SHARES: MFCIX
MERIDIAN HEDGED EQUITY FUND® (formerly, Meridian Enhanced Equity Fund)
CLASS A SHARES: MRAEX; CLASS C SHARES: MRCEX; INVESTOR CLASS SHARES: MRIEX
MERIDIAN SMALL CAP GROWTH FUND
CLASS A SHARES: MSGAX; CLASS C SHARES: MSGCX; INVESTOR CLASS SHARES: MISGX
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 29, 2024
to the Funds’ Prospectus and Summary Prospectus
dated October 31, 2023
Growth Fund
The Average Annual Total Returns Table for the Growth Fund is deleted in its entirety and replaced with the following:
Average Annual Total Returns
(For the year ended December 31, 2022)

MERIDIAN GROWTH FUND	1	5
Investor Class Shares (11/15/13)	Year	Year	Life of Class

Return Before Taxes	(29.31)%	3.81%	7.24%
Return After Taxes on Distributions	(31.69)%	1.00%	4.67%
Return After Taxes on Distributions and Sale of Fund Shares[1]	(16.18)%	2.68%	5.27%

Class A Shares (11/15/13) Return Before Taxes	(33.52)%	2.32%	6.23%

Class C Shares (07/01/15) Return Before Taxes	(29.97)%	2.81%	5.45%

Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)	(26.21)%	5.97%	7.73%

[1]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

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Contrarian Fund
The Average Annual Total Returns Table for the Contrarian Fund is deleted in its entirety and replaced with the following:
Average Annual Total Returns
(For the year ended December 31, 2022)

MERIDIAN CONTRARIAN FUND	1	5
Investor Class Shares (11/15/13)	Year	Year	Life of Class

Return Before Taxes	(16.86)%	8.19%	9.40%
Return After Taxes on Distributions	(18.90)%	5.22%	6.56%
Return After Taxes on Distributions and Sale of Fund Shares1	(8.50)%	6.05%	6.98%

Class A Shares (11/15/13) Return Before Taxes	(21.82)%	6.65%	8.41%

Class C Shares (07/01/15) Return Before Taxes	(17.66)%	7.18%	8.58%

Russell 2500® Index (reflects no deductions for fees, expenses or taxes)	(18.37)%	5.89%	8.09%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	(13.09)%	4.75%	10.81%

[1]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

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Hedged Equity Fund
The Average Annual Total Returns Table for the Hedged Equity Fund is deleted in its entirety and replaced with the following:
Average Annual Total Returns
(For the year ended December 31, 2022)

MERIDIAN HEDGED EQUITY FUND	1	5
Investor Class Shares (11/15/13)	Year	Year	Life of Class

Return Before Taxes	(16.62)%	11.69%	11.15%
Return After Taxes on Distributions	(18.71)%	6.53%	7.58%
Return After Taxes on Distributions and Sale of Fund Shares1	(9.03)%	8.21%	8.22%

Class A Shares (11/15/13) Return Before Taxes	(21.63)%	10.07%	10.14%

Class C Shares (07/01/15) Return Before Taxes	(17.21)%	10.92%	11.24%

S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	(18.11)%	9.42%	6.79%

Cboe S&P 500 BuyWrite Index (BXM)	(11.37)%	2.73%	4.84%

[1]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

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Small Cap Growth Fund
The Average Annual Total Returns Table for the Small Cap Growth Fund is deleted in its entirety and replaced with the following:
Average Annual Total Returns
(For the year ended December 31, 2022)

MERIDIAN SMALL CAP GROWTH FUND	1	5
Investor Class Shares (12/16/13)	Year	Year	Life of Class

Return Before Taxes	(24.79)%	4.41%	8.83%
Return After Taxes on Distributions	(27.06)%	1.18%	6.59%
Return After Taxes on Distributions and Sale of Fund Shares1	(13.08)%	3.23%	6.88%

Class A Shares (12/16/13) Return Before Taxes	(29.25)%	2.92%	7.84%

Class C Shares (07/01/15) Return Before Taxes	(25.53)%	3.41%	5.60%

Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	(26.36)%	3.51%	6.43%

[1]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE